Revenues	12 Months Ended
Mar. 31, 2024
Revenues [Abstract]
Revenues

2. Revenues

The Company’s revenue is primarily from providing a wide variety of cleaning services, including facilities services, stewarding services, cleaning services to individual customers and other service revenues. Revenue from services is recognized as the services are provided. Service revenue is recognized based on the time incurred by our staff in performing cleaning services and is billed on a monthly basis. The Company offers no discounts, rebates, rights of return, or other allowances to clients which would result in the establishment of reserves against service revenue. Additionally, to date, the Company has not incurred incremental costs in obtaining a client contracts.

Disaggregation of Revenue

The following table presents a disaggregation of our revenue by major category

	For the Years Ended March 31,
Revenue by service line	2024	2023
Facilities cleaning services	$56,016	$55,755
Stewarding services	10,156	7,599
Cleaning services for commercial office tenants	5,870	4,899
Total service revenues from Singapore	72,042	68,253
Other cleaning service revenues from Malaysia	53	265
Sales of products	429	508
	$72,524	$69,026

	For the Years Ended March 31,
Revenue by customer category	2024	2023
Facilities cleaning services
Conservancy common areas	11,325	9,720
Commercial	10,305	11,369
Institutional	17,202	17,324
Multi-family residential	4,201	6,873
Hotel	4,649	5,182
Singapore Changi Airport	7,247	3,176
Industrial	516	1,046
Others	571	1,065
	56,016	55,755
Stewarding services	10,156	7,599
Cleaning services for commercial office tenants	5,870	4,899
Total service revenues from Singapore	72,042	68,252
Other cleaning service revenues from Malaysia	53	265
Sales of products	429	508
	$72,524	$69,026